FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Details) - Financial assets at fair value through profit or loss - Forward exchange contracts
¥ in Millions, $ in Millions
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 9,234.0		$ 3,331.4
Japan, Yen
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥		¥ 6,096.0		¥ 45,234.0